Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	PowerShares Exchange-Traded Fund Trust II
Central Index Key	dei_EntityCentralIndexKey	0001378872
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 31, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2011
PowerShares KBW Bank Portfolio (Prospectus Summary) | PowerShares KBW Bank Portfolio | PowerShares KBW Bank Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KBWB
PowerShares KBW Regional Banking Porfolio (Prospectus Summary) | PowerShares KBW Regional Banking Porfolio | PowerShares KBW Regional Banking Porfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KBWR
PowerShares KBW Capital Markets Portfolio (Prospectus Summary) | PowerShares KBW Capital Markets Portfolio | PowerShares KBW Capital Markets Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KBWC
PowerShares KBW Insurance Portfolio (Prospectus Summary) | PowerShares KBW Insurance Portfolio | PowerShares KBW Insurance Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KBWI